Net Loss Per Share - Basic and Diluted (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss	$ (20,504)	$ (11,163)	$ (38,531)	$ (28,354)	$ (99,574)
Denominator:
Weighted-average common shares outstanding, basic (in shares)	38,718	38,126	38,367	37,594	36,991
Weighted-average common shares outstanding, diluted (in shares)	38,718	38,126	38,367	37,594	36,991
Net loss per share, basic (in dollars per shares)	$ (0.53)	$ (0.29)	$ (1)	$ (0.75)	$ (2.69)
Net loss per share, diluted (in dollars per share)	$ (0.53)	$ (0.29)	$ (1)	$ (0.75)	$ (2.69)